Quarterly Holdings Report
for
Strategic Advisers® Large Cap Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 29, 2024
LGC-NPRT3-0424
1.9899748.103
Common Stocks - 83.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	5,414,140	91,661,390
ATN International, Inc.	1,000	33,540
Bandwidth, Inc. (a)	1,500	30,810
Cellnex Telecom SA (b)	47,600	1,720,956
Frontier Communications Parent, Inc. (a)	200	4,736
Globalstar, Inc. (a)	188,800	294,528
IDT Corp. Class B (a)	2,100	78,141
Iridium Communications, Inc.	61,000	1,765,950
Liberty Global Ltd. Class C (c)	57,500	1,066,625
Lumen Technologies, Inc. (a)	408,800	662,256
Verizon Communications, Inc.	2,759,997	110,455,080
		207,774,012
Entertainment - 1.2%
Capcom Co. Ltd.	22,400	900,811
Electronic Arts, Inc.	384,805	53,672,601
Endeavor Group Holdings, Inc.	1,514,047	36,412,830
Eventbrite, Inc. (a)	63,800	357,280
Liberty Media Corp. Liberty Live Class C	76,452	3,044,319
Live Nation Entertainment, Inc. (a)	90,800	8,805,784
Madison Square Garden Sports Corp. (a)	800	150,552
Netflix, Inc. (a)	636,112	383,524,647
Playstudios, Inc. Class A (a)	10,400	24,648
Playtika Holding Corp.	2,700	20,007
Roku, Inc. Class A (a)	13,800	871,884
Sea Ltd. ADR (a)	104,700	5,080,044
Spotify Technology SA (a)	56,766	14,555,370
Take-Two Interactive Software, Inc. (a)	8,400	1,234,212
The Walt Disney Co.	1,586,579	177,030,485
TKO Group Holdings, Inc.	48,508	4,061,575
Ubisoft Entertainment SA (a)	80,500	1,844,493
Warner Bros Discovery, Inc. (a)	211,270	1,857,063
Warner Music Group Corp. Class A	9,400	328,342
		693,776,947
Interactive Media & Services - 5.0%
Alphabet, Inc.:
Class A (a)	5,458,501	755,784,048
Class C (a)	6,167,408	862,080,290
DHI Group, Inc. (a)	5,688	16,097
IAC, Inc. (a)	117,976	6,701,037
Match Group, Inc. (a)	361,126	13,014,981
Meta Platforms, Inc. Class A	2,838,916	1,391,437,899
Pinterest, Inc. Class A (a)	100	3,670
QuinStreet, Inc. (a)	5,000	73,150
Snap, Inc. Class A (a)	358,500	3,950,670
Vimeo, Inc. (a)	79,200	379,368
Yelp, Inc. (a)	18,400	707,296
		3,034,148,506
Media - 0.7%
Altice U.S.A., Inc. Class A (a)	623,354	1,851,361
AMC Networks, Inc. Class A (a)	16,100	208,334
Charter Communications, Inc. Class A (a)	231,036	67,908,411
Comcast Corp. Class A	5,368,618	230,045,281
comScore, Inc. (a)	365	7,201
E.W. Scripps Co. Class A (a)	13,900	56,017
Entravision Communication Corp. Class A	3,798	14,622
Fox Corp.:
Class A	1,182,747	35,234,033
Class B	22,100	605,098
Gannett Co., Inc. (a)	74,400	158,472
Gray Television, Inc.	7,900	46,136
Interpublic Group of Companies, Inc.	216,269	6,790,847
John Wiley & Sons, Inc. Class A	1,000	33,350
Liberty Broadband Corp.:
Class A (a)	72,562	4,364,604
Class C (a)	76,335	4,593,840
Liberty Media Corp. Liberty SiriusXM	1,230,262	35,652,993
Nexstar Media Group, Inc. Class A	82,701	13,742,425
Omnicom Group, Inc.	274,799	24,289,484
Paramount Global Class B	22,400	247,296
Scholastic Corp.	2,700	106,488
Sinclair, Inc. Class A (c)	3,000	44,550
Sirius XM Holdings, Inc. (c)	170,700	754,494
TEGNA, Inc.	305,200	4,275,852
The New York Times Co. Class A	3,800	168,264
The Trade Desk, Inc. (a)	29,300	2,503,099
WideOpenWest, Inc. (a)	10,400	41,600
		433,744,152
Wireless Telecommunication Services - 0.5%
Gogo, Inc. (a)	7,300	59,568
T-Mobile U.S., Inc.	1,951,898	318,744,943
Telephone & Data Systems, Inc.	400	6,120
U.S. Cellular Corp. (a)	900	31,401
		318,842,032
TOTAL COMMUNICATION SERVICES		4,688,285,649
CONSUMER DISCRETIONARY - 8.9%
Automobile Components - 0.1%
Aptiv PLC (a)	318,015	25,279,012
BorgWarner, Inc.	601,054	18,710,811
Cooper-Standard Holding, Inc. (a)	1,700	23,902
Fox Factory Holding Corp. (a)	600	30,354
Lear Corp.	34,900	4,793,515
Motorcar Parts of America, Inc. (a)	1,781	16,011
Phinia, Inc. (c)	101,899	3,486,984
Stoneridge, Inc. (a)	33	580
The Goodyear Tire & Rubber Co. (a)	318,000	3,777,840
Visteon Corp. (a)	5,900	667,408
		56,786,417
Automobiles - 1.0%
Ford Motor Co.	2,699,446	33,581,108
General Motors Co.	1,436,391	58,863,303
Harley-Davidson, Inc.	367,700	13,336,479
Rivian Automotive, Inc. (a)(c)	618,611	7,002,677
Tesla, Inc. (a)	2,316,963	467,748,490
		580,532,057
Broadline Retail - 3.4%
Alibaba Group Holding Ltd. sponsored ADR	147,474	10,917,500
Amazon.com, Inc. (a)	11,321,037	2,001,106,500
Big Lots, Inc. (c)	899	4,873
Coupang, Inc. Class A (a)	50,100	927,852
Dillard's, Inc. Class A	2,800	1,161,244
eBay, Inc.	389,358	18,408,846
Etsy, Inc. (a)	28,964	2,076,429
Kohl's Corp.	232,700	6,485,349
Macy's, Inc. (c)	451,300	7,870,672
Qurate Retail, Inc. Series A (a)	112,400	158,484
		2,049,117,749
Distributors - 0.0%
Genuine Parts Co.	63,974	9,548,759
LKQ Corp.	67,800	3,545,262
Pool Corp.	269	107,094
		13,201,115
Diversified Consumer Services - 0.0%
2U, Inc. (a)	14,600	6,579
Adtalem Global Education, Inc. (a)	3,600	178,200
American Public Education, Inc. (a)	1,760	18,392
Carriage Services, Inc.	275	6,826
Chegg, Inc. (a)	131,800	1,178,292
Coursera, Inc. (a)	48,800	784,216
Duolingo, Inc. (a)	10,925	2,611,075
Grand Canyon Education, Inc. (a)	5,241	706,487
H&R Block, Inc.	92,900	4,547,455
Laureate Education, Inc. Class A	24,600	329,886
Service Corp. International	58,600	4,288,934
Udemy, Inc. (a)	22,699	256,499
		14,912,841
Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc. Class A (a)	148,651	23,408,073
Booking Holdings, Inc.	51,472	178,547,618
Boyd Gaming Corp.	27,885	1,844,035
Caesars Entertainment, Inc. (a)	118,100	5,133,807
Carnival Corp. (a)	276,070	4,378,470
Chipotle Mexican Grill, Inc. (a)	68,614	184,487,265
Churchill Downs, Inc.	39,800	4,850,426
Darden Restaurants, Inc.	100,616	17,176,157
Dine Brands Global, Inc.	79,600	3,861,396
Domino's Pizza, Inc.	46,626	20,904,767
Doordash, Inc. (a)	4,900	610,393
Draftkings Holdings, Inc. (a)	14,600	632,472
Expedia, Inc. (a)	104,826	14,342,293
Flutter Entertainment PLC (a)	11,500	2,483,039
Hilton Worldwide Holdings, Inc.	869,778	177,713,041
Las Vegas Sands Corp.	560,760	30,572,635
Lindblad Expeditions Holdings (a)	1,850	17,150
Marriott International, Inc. Class A	204,869	51,190,617
Marriott Vacations Worldwide Corp.	44,280	4,126,453
McDonald's Corp.	358,272	104,715,740
MGM Resorts International (a)	73,400	3,176,752
Monarch Casino & Resort, Inc.	900	63,315
Noodles & Co. (a)	19,776	49,638
Norwegian Cruise Line Holdings Ltd. (a)(c)	399,800	7,752,122
Red Rock Resorts, Inc.	20,000	1,159,800
Royal Caribbean Cruises Ltd. (a)	276,405	34,094,557
Rush Street Interactive, Inc. (a)	12,300	71,955
Starbucks Corp.	737,758	70,013,234
Texas Roadhouse, Inc. Class A	34,568	5,163,422
Wingstop, Inc.	23,400	8,214,570
Wyndham Hotels & Resorts, Inc.	1,286	98,443
Wynn Resorts Ltd.	154,720	16,276,544
Yum China Holdings, Inc.	173,131	7,425,589
Yum! Brands, Inc.	937,251	129,734,283
		1,114,290,071
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	100	1,550
D.R. Horton, Inc.	160,847	24,036,976
GoPro, Inc. Class A (a)	18,500	43,290
Leggett & Platt, Inc.	28,200	575,844
Lennar Corp. Class A	470,825	74,630,471
Lovesac (a)	5,000	115,200
Mohawk Industries, Inc. (a)	91,040	10,799,165
Newell Brands, Inc.	487,790	3,658,425
NVR, Inc. (a)	5,794	44,182,553
PulteGroup, Inc.	360,322	39,051,698
Purple Innovation, Inc. (c)	3,000	5,580
Toll Brothers, Inc.	15,900	1,822,776
TopBuild Corp. (a)	300	120,714
TRI Pointe Homes, Inc. (a)	300	10,614
Universal Electronics, Inc. (a)	3,100	27,249
Vizio Holding Corp. (a)	7,900	86,979
Whirlpool Corp. (c)	93,480	10,038,817
		209,207,901
Leisure Products - 0.0%
Acushnet Holdings Corp. (c)	15,700	1,011,394
Brunswick Corp.	40,800	3,565,920
Hasbro, Inc.	11,251	565,813
JAKKS Pacific, Inc. (a)	2,900	101,819
Latham Group, Inc. (a)	1,793	6,078
MasterCraft Boat Holdings, Inc. (a)	1,881	41,250
Mattel, Inc. (a)	85,100	1,676,470
Sturm, Ruger & Co., Inc.	612	26,512
YETI Holdings, Inc. (a)	4,222	173,271
		7,168,527
Specialty Retail - 2.0%
Advance Auto Parts, Inc. (c)	49,700	3,356,738
American Eagle Outfitters, Inc.	16,200	384,750
AutoNation, Inc. (a)	101,600	15,219,680
AutoZone, Inc. (a)	19,609	58,945,046
Barnes & Noble Education, Inc. (a)	1,180	1,139
Bath & Body Works, Inc.	330,733	15,114,498
Best Buy Co., Inc.	180,637	14,609,921
Build-A-Bear Workshop, Inc. (c)	1,322	31,649
Burlington Stores, Inc. (a)	515,875	105,805,963
CarMax, Inc. (a)	137,924	10,895,996
CarParts.com, Inc. (a)	77,786	198,354
Carvana Co. Class A (a)(c)	5,900	447,987
Conn's, Inc. (a)	5,297	21,294
Dick's Sporting Goods, Inc.	126,423	22,489,387
Foot Locker, Inc.	33,200	1,143,076
Gap, Inc.	3,300	62,502
Genesco, Inc. (a)	8,300	264,936
Group 1 Automotive, Inc.	1,378	372,956
GrowGeneration Corp. (a)(c)	5,200	11,128
Hibbett, Inc. (c)	1,714	140,462
Lands' End, Inc. (a)	1,100	10,703
Lithia Motors, Inc. Class A (sub. vtg.)	7,200	2,153,232
LL Flooring Holdings, Inc. (a)(c)	19,200	41,088
Lowe's Companies, Inc.	1,229,148	295,819,049
Monro, Inc.	2,273	76,305
Murphy U.S.A., Inc.	18,077	7,538,290
O'Reilly Automotive, Inc. (a)	139,385	151,570,037
Penske Automotive Group, Inc. (c)	79,492	12,202,022
Ross Stores, Inc.	254,403	37,895,871
Sally Beauty Holdings, Inc. (a)	464,521	5,866,900
Sleep Number Corp. (a)	16,453	271,804
The Aaron's Co., Inc.	52,500	406,875
The Cato Corp. Class A (sub. vtg.)	4,300	28,423
The Children's Place, Inc. (a)(c)	16,100	309,764
The Container Store Group, Inc. (a)	6,300	8,694
The Home Depot, Inc.	729,569	277,681,257
The ODP Corp. (a)	66,778	3,771,621
TJX Companies, Inc.	1,521,604	150,851,821
Ulta Beauty, Inc. (a)	1,494	819,549
Valvoline, Inc. (a)	55,900	2,383,576
Williams-Sonoma, Inc.	29,700	6,995,241
Zumiez, Inc. (a)	2,782	49,019
		1,206,268,603
Textiles, Apparel & Luxury Goods - 0.3%
Carter's, Inc. (c)	68,273	5,526,699
Columbia Sportswear Co. (c)	31,668	2,618,627
Crocs, Inc. (a)	13,900	1,699,275
Figs, Inc. Class A (a)(c)	182,100	952,383
Fossil Group, Inc. (a)	24,600	26,076
Levi Strauss & Co. Class A (c)	102,200	1,856,974
lululemon athletica, Inc. (a)	60,483	28,251,004
NIKE, Inc. Class B	932,937	96,960,142
PVH Corp.	50,000	6,833,500
Ralph Lauren Corp.	35,253	6,554,238
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	41,372	2,557,203
Tapestry, Inc.	113,400	5,389,902
Under Armour, Inc. Class C (non-vtg.) (a)	23,200	198,128
Unifi, Inc. (a)	7,400	43,512
VF Corp.	103,600	1,692,824
Wolverine World Wide, Inc.	4,100	41,697
		161,202,184
TOTAL CONSUMER DISCRETIONARY		5,412,687,465
CONSUMER STAPLES - 4.2%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (a)	300	92,442
Celsius Holdings, Inc. (a)	1,100	89,782
Coca-Cola Bottling Co. Consolidated	3,800	3,195,040
Constellation Brands, Inc. Class A (sub. vtg.)	267,665	66,520,106
Diageo PLC	17,700	661,791
Keurig Dr. Pepper, Inc.	1,274,864	38,131,182
Molson Coors Beverage Co. Class B	444,889	27,769,971
Monster Beverage Corp.	3,680,612	217,524,169
PepsiCo, Inc.	1,114,523	184,275,233
The Coca-Cola Co.	4,154,968	249,381,179
The Vita Coco Co., Inc. (a)	78,700	2,054,070
		789,694,965
Consumer Staples Distribution & Retail - 1.0%
Albertsons Companies, Inc.	301,554	6,115,515
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	40,300	2,499,393
BJ's Wholesale Club Holdings, Inc. (a)	19,900	1,453,496
Costco Wholesale Corp.	261,712	194,684,940
Dollar General Corp.	171,246	24,883,756
Dollar Tree, Inc. (a)	24,363	3,573,565
Kroger Co.	1,118,563	55,491,910
Performance Food Group Co. (a)	26,400	2,026,728
SpartanNash Co.	9,272	195,361
Sysco Corp.	368,267	29,818,579
Target Corp.	329,920	50,451,366
U.S. Foods Holding Corp. (a)	72,609	3,687,811
United Natural Foods, Inc. (a)	109,500	1,709,295
Walgreens Boots Alliance, Inc.	257,700	5,478,702
Walmart, Inc.	3,799,507	222,689,105
Weis Markets, Inc. (c)	1,200	77,928
		604,837,450
Food Products - 0.5%
Archer Daniels Midland Co.	157,527	8,366,259
Bunge Global SA	217,627	20,537,460
Cal-Maine Foods, Inc.	500	28,745
Calavo Growers, Inc. (c)	2,135	61,616
Conagra Brands, Inc.	304,662	8,554,909
Flowers Foods, Inc.	10,300	230,926
General Mills, Inc.	264,208	16,956,869
Ingredion, Inc.	125,400	14,750,802
Kellanova	800	44,120
Lamb Weston Holdings, Inc.	47,800	4,885,638
McCormick & Co., Inc. (non-vtg.)	10,800	743,688
Mondelez International, Inc.	1,812,895	132,468,238
Post Holdings, Inc. (a)	76,750	7,994,280
Seaboard Corp.	14	46,026
The Hain Celestial Group, Inc. (a)	4,200	42,000
The Hershey Co.	114,838	21,580,357
The Kraft Heinz Co.	1,531,273	54,023,311
The Simply Good Foods Co. (a)	114,000	4,044,720
Tootsie Roll Industries, Inc.	918	29,853
Tyson Foods, Inc. Class A	124,374	6,746,046
Vital Farms, Inc. (a)	1,232	22,139
Whole Earth Brands, Inc. Class A (a)	1,100	5,258
WK Kellogg Co. (c)	56,900	833,016
		302,996,276
Household Products - 0.9%
Church & Dwight Co., Inc.	631,041	63,179,825
Colgate-Palmolive Co.	1,172,922	101,481,211
Energizer Holdings, Inc. (c)	380,408	10,860,648
Kimberly-Clark Corp.	237,513	28,779,450
Procter & Gamble Co.	2,083,880	331,211,887
Reynolds Consumer Products, Inc.	4,501	132,780
Spectrum Brands Holdings, Inc.	50,200	4,037,084
The Clorox Co.	30,300	4,645,293
		544,328,178
Personal Care Products - 0.1%
BellRing Brands, Inc. (a)	69,500	3,958,025
elf Beauty, Inc. (a)	60,678	12,653,183
Estee Lauder Companies, Inc. Class A	31,400	4,665,412
Haleon PLC ADR	1,938,584	16,594,279
Inter Parfums, Inc.	100	14,672
Kenvue, Inc.	1,870,992	35,548,848
MediFast, Inc. (c)	6,009	240,901
Nu Skin Enterprises, Inc. Class A	20,436	255,450
Olaplex Holdings, Inc. (a)	86,700	161,262
USANA Health Sciences, Inc. (a)	983	47,440
		74,139,472
Tobacco - 0.4%
Altria Group, Inc.	1,425,875	58,332,546
Philip Morris International, Inc.	1,962,853	176,578,256
Vector Group Ltd.	72,500	809,100
		235,719,902
TOTAL CONSUMER STAPLES		2,551,716,243
ENERGY - 3.9%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	2,269,230	67,146,516
Expro Group Holdings NV (a)	98,000	1,753,220
Halliburton Co.	720,983	25,284,874
Helmerich & Payne, Inc.	300	11,517
Liberty Oilfield Services, Inc. Class A	6,894	147,394
NOV, Inc.	71,000	1,199,900
Oceaneering International, Inc. (a)	4,687	92,615
Oil States International, Inc. (a)	6,400	34,496
Schlumberger Ltd.	2,145,605	103,697,090
Solaris Oilfield Infrastructure, Inc. Class A	2,300	19,481
TETRA Technologies, Inc. (a)	10,358	40,396
U.S. Silica Holdings, Inc. (a)	230	2,645
Weatherford International PLC (a)	35,200	3,611,872
		203,042,016
Oil, Gas & Consumable Fuels - 3.5%
Africa Oil Corp.	1,487,900	2,291,354
Antero Midstream GP LP	9,666	129,524
Antero Resources Corp. (a)	43,400	1,115,380
APA Corp.	429,660	12,799,571
Athabasca Oil Corp. (a)	955,000	3,462,108
Canadian Natural Resources Ltd.	18,300	1,275,327
Cheniere Energy, Inc.	148,000	22,969,600
Chesapeake Energy Corp. (c)	66,537	5,507,933
Chevron Corp.	1,777,611	270,214,648
Chord Energy Corp.	6,900	1,120,905
CNX Resources Corp. (a)	69,300	1,451,835
ConocoPhillips Co.	2,296,530	258,451,486
Coterra Energy, Inc.	432,493	11,149,670
Crescent Energy, Inc. Class A	100	1,118
Delek U.S. Holdings, Inc.	8,500	216,835
Devon Energy Corp.	351,946	15,506,741
Diamondback Energy, Inc.	104,407	19,056,366
Eco Atlantic Oil & Gas Ltd. (a)	72,500	8,814
EOG Resources, Inc.	1,751,102	200,431,135
EQT Corp.	413,800	15,372,670
Equitrans Midstream Corp.	144,300	1,542,567
Exxon Mobil Corp.	7,287,648	761,704,969
FutureFuel Corp.	2,994	17,754
Galp Energia SGPS SA Class B	170,400	2,683,332
Gevo, Inc. (a)(c)	53,000	47,255
Green Plains, Inc. (a)	2,650	56,445
Gulfport Energy Corp. (a)	5,000	709,950
Hess Corp.	115,291	16,803,663
HF Sinclair Corp.	292,000	16,206,000
Imperial Oil Ltd.	162,200	10,149,227
Kinder Morgan, Inc.	1,317,957	22,919,272
Kosmos Energy Ltd. (a)	382,300	2,347,322
Marathon Oil Corp.	395,300	9,586,025
Marathon Petroleum Corp.	720,503	121,930,723
Matador Resources Co.	600	37,890
MEG Energy Corp. (a)	368,900	7,896,360
Murphy Oil Corp.	27,900	1,106,793
New Fortress Energy, Inc. (c)	34,200	1,202,130
Occidental Petroleum Corp.	988,170	59,892,984
ONEOK, Inc.	2,000	150,240
Overseas Shipholding Group, Inc.	134	815
PBF Energy, Inc. Class A	12,100	565,070
Peabody Energy Corp.	4,800	118,896
Phillips 66 Co.	561,960	80,084,920
Pioneer Natural Resources Co.	111,207	26,154,774
Range Resources Corp.	110,300	3,487,686
Rex American Resources Corp. (a)	4,400	193,512
Riley Exploration Permian, Inc.	300	7,095
Shell PLC ADR	579,986	36,440,520
SM Energy Co.	2,202	96,382
Southwestern Energy Co. (a)	155,800	1,085,926
Suncor Energy, Inc.	240,600	8,267,016
Targa Resources Corp.	84,419	8,293,323
The Williams Companies, Inc.	1,171,259	42,095,048
VAALCO Energy, Inc.	200	892
Valero Energy Corp.	409,280	57,896,749
Vital Energy, Inc. (a)	100	5,033
		2,144,317,578
TOTAL ENERGY		2,347,359,594
FINANCIALS - 12.9%
Banks - 3.5%
AIB Group PLC	311,480	1,442,872
Ameris Bancorp	500	23,165
Associated Banc-Corp.	236,900	4,936,996
Bank of America Corp.	10,119,364	349,320,445
Bank OZK	10,668	467,258
BankUnited, Inc.	267,900	7,185,078
Banner Corp.	1,600	70,144
Berkshire Hills Bancorp, Inc.	7,500	161,175
BOK Financial Corp.	5,000	425,050
Byline Bancorp, Inc.	3,200	66,688
Cadence Bank	174	4,816
Capitol Federal Financial, Inc.	13,489	78,101
Carter Bankshares, Inc. (a)	400	5,280
Citigroup, Inc.	2,874,631	159,513,274
Citizens Financial Group, Inc.	681,062	21,378,536
Columbia Banking Systems, Inc.	500	9,050
Commerce Bancshares, Inc.	20,000	1,040,800
Cullen/Frost Bankers, Inc.	14,700	1,595,097
Customers Bancorp, Inc. (a)	10,000	543,100
DNB Bank ASA	113,900	2,280,702
Eagle Bancorp, Inc.	800	19,056
East West Bancorp, Inc.	209,527	15,266,137
Eurobank Ergasias Services and Holdings SA (a)	1,883,780	3,891,794
Fifth Third Bancorp	3,896,330	133,799,972
Financial Institutions, Inc.	326	5,985
First Citizens Bancshares, Inc.	5,906	9,294,922
First Foundation, Inc.	20,514	162,676
First Horizon National Corp.	644,600	9,088,860
First Internet Bancorp	1,700	52,989
FNB Corp., Pennsylvania	3,505	46,757
Hancock Whitney Corp.	700	30,520
Hanmi Financial Corp.	2,398	36,234
HDFC Bank Ltd.	75,632	1,277,673
Heartland Financial U.S.A., Inc.	401	13,634
Heritage Financial Corp., Washington	1,998	36,663
Hilltop Holdings, Inc.	600	18,528
Home Bancshares, Inc.	4,100	96,186
HomeStreet, Inc.	160	2,232
Huntington Bancshares, Inc.	1,697,632	22,137,121
International Bancshares Corp.	223	11,571
JPMorgan Chase & Co.	3,516,391	654,259,709
Kearny Financial Corp.	200	1,272
KeyCorp	616,572	8,798,482
Live Oak Bancshares, Inc. (c)	6,300	250,236
M&T Bank Corp.	276,740	38,671,648
Midland States Bancorp, Inc.	398	9,691
Northfield Bancorp, Inc.	1,500	15,150
OceanFirst Financial Corp.	800	12,160
Pathward Financial, Inc.	37,400	1,901,416
Piraeus Financial Holdings SA (a)	651,400	2,865,415
PNC Financial Services Group, Inc.	223,085	32,838,112
Primis Financial Corp.	700	8,645
Regions Financial Corp.	2,161,967	40,277,445
Sandy Spring Bancorp, Inc.	2,485	54,620
Southside Bancshares, Inc.	300	8,598
Truist Financial Corp.	2,549,880	89,194,802
Trustmark Corp.	1,800	48,348
United Bankshares, Inc., West Virginia	2,500	86,725
Univest Corp. of Pennsylvania	400	8,008
Valley National Bancorp	2,900	23,751
WaFd, Inc.	1,460	39,770
Webster Financial Corp.	39,500	1,881,780
Wells Fargo & Co.	8,348,499	464,093,059
Western Alliance Bancorp. (c)	113,276	6,539,423
Zions Bancorporation NA	365,682	14,418,841
		2,102,144,243
Capital Markets - 2.4%
Affiliated Managers Group, Inc.	4,200	656,502
Ameriprise Financial, Inc.	129,732	52,847,628
Ares Management Corp.	384,351	50,976,473
Bank of New York Mellon Corp.	1,531,160	85,882,764
BlackRock, Inc. Class A	35,930	29,151,446
Blackstone, Inc.	101,511	12,975,136
BrightSphere Investment Group, Inc.	216	4,895
Brookfield Asset Management Ltd. Class A (c)	275,210	11,214,808
Brookfield Corp. Class A	1,705,913	70,403,030
Carlyle Group LP	93,300	4,277,805
Cboe Global Markets, Inc.	230,952	44,342,784
Charles Schwab Corp.	3,278,251	218,921,602
CME Group, Inc.	181,441	39,980,524
FactSet Research Systems, Inc.	46,900	21,695,002
Federated Hermes, Inc.	31,000	1,092,130
Franklin Resources, Inc.	13,100	359,595
Goldman Sachs Group, Inc.	497,210	193,439,551
Interactive Brokers Group, Inc.	26,399	2,870,099
Intercontinental Exchange, Inc.	313,024	43,328,782
Invesco Ltd.	185,612	2,860,281
Jefferies Financial Group, Inc.	1,244,989	52,065,440
KKR & Co. LP	695,100	68,300,526
London Stock Exchange Group PLC	17,982	2,019,618
LPL Financial	97,854	26,214,108
MarketAxess Holdings, Inc.	20,051	4,279,084
Moody's Corp.	111,812	42,423,709
Morgan Stanley	1,178,838	101,427,222
MSCI, Inc.	38,993	21,873,903
NASDAQ, Inc.	43,900	2,467,180
Northern Trust Corp.	140,714	11,556,841
Open Lending Corp. (a)	9,366	67,997
Raymond James Financial, Inc.	54,670	6,577,894
Robinhood Markets, Inc. (a)	113,100	1,844,661
S&P Global, Inc.	365,080	156,392,970
SEI Investments Co.	282,603	19,005,052
State Street Corp.	552,548	40,739,364
StepStone Group, Inc. Class A	52,587	1,826,347
Stifel Financial Corp.	140,800	10,681,088
T. Rowe Price Group, Inc.	59,800	6,778,330
Tradeweb Markets, Inc. Class A	133,822	14,161,044
UBS Group AG	217,019	6,174,191
Virtu Financial, Inc. Class A	215,727	3,893,872
		1,488,051,278
Consumer Finance - 0.6%
Ally Financial, Inc.	81,100	2,999,889
American Express Co.	836,964	183,646,641
Capital One Financial Corp.	608,677	83,760,042
Discover Financial Services	372,059	44,907,521
Enova International, Inc. (a)	3,200	202,400
EZCORP, Inc. (non-vtg.) Class A (a)(c)	20,100	210,849
FirstCash Holdings, Inc.	300	34,350
Green Dot Corp. Class A (a)	8,200	67,322
LendingClub Corp. (a)	24,700	200,317
LendingTree, Inc. (a)	200	7,914
Navient Corp. (c)	438,100	7,123,506
Nelnet, Inc. Class A	2,500	214,675
NerdWallet, Inc. (a)	633	10,679
OneMain Holdings, Inc.	73,184	3,456,480
PRA Group, Inc. (a)	5,100	130,356
PROG Holdings, Inc.	6,725	207,601
Regional Management Corp.	100	2,340
Shriram Transport Finance Co. Ltd.	74,733	2,198,491
SLM Corp.	200	4,166
Synchrony Financial	125,800	5,195,540
		334,581,079
Financial Services - 4.1%
Affirm Holdings, Inc. (a)	14,700	551,544
Apollo Global Management, Inc.	632,023	70,660,171
Berkshire Hathaway, Inc.:
Class A (a)	8	4,932,488
Class B (a)	1,375,054	562,947,108
Block, Inc. Class A (a)	1,293,694	102,809,862
Corebridge Financial, Inc. (c)	1,509,061	37,469,985
Enact Holdings, Inc.	29,000	803,880
Equitable Holdings, Inc.	613,855	21,018,395
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	1,600	286,192
Fidelity National Information Services, Inc.	416,630	28,826,630
Fiserv, Inc. (a)	1,220,447	182,176,124
FleetCor Technologies, Inc. (a)	506,748	141,519,514
Flywire Corp. (a)	35,200	999,328
Global Payments, Inc.	715,565	92,808,781
MasterCard, Inc. Class A	1,154,845	548,274,212
MGIC Investment Corp.	339,690	6,756,434
NCR Atleos Corp.	109,650	2,385,984
NMI Holdings, Inc. (a)	800	24,064
Payoneer Global, Inc. (a)	43,433	211,084
PayPal Holdings, Inc. (a)	607,072	36,630,724
Radian Group, Inc.	433,616	12,635,570
Repay Holdings Corp. (a)	3,214	27,930
Screaming Eagle Acquisition Corp. (a)	5,000	53,300
The Western Union Co.	304,900	4,088,709
UWM Holdings Corp. Class A (c)	232,068	1,480,594
Visa, Inc. Class A	2,155,516	609,235,042
Voya Financial, Inc.	136,828	9,353,562
Waterstone Financial, Inc.	100	1,265
WEX, Inc. (a)	2,900	637,217
		2,479,605,693
Insurance - 2.3%
AFLAC, Inc.	693,791	56,016,685
Allstate Corp.	144,622	23,070,101
AMBAC Financial Group, Inc. (a)	2,000	32,720
American Financial Group, Inc.	71,000	9,064,570
American International Group, Inc.	1,408,996	102,701,718
Aon PLC	3,373	1,065,834
Arch Capital Group Ltd. (a)	456,314	39,968,543
Arthur J. Gallagher & Co.	42,921	10,469,720
Assurant, Inc.	32,147	5,833,073
Axis Capital Holdings Ltd.	137,500	8,603,375
Brighthouse Financial, Inc. (a)	12,500	581,875
Brookfield Reinsurance Ltd. (c)	7,637	313,881
Brown & Brown, Inc.	2,600	218,946
Chubb Ltd.	688,442	173,260,198
Cincinnati Financial Corp.	221,180	25,214,520
CNA Financial Corp. (c)	105,545	4,638,703
Direct Line Insurance Group PLC (a)	1,021,373	2,604,344
eHealth, Inc. (a)	45	297
Employers Holdings, Inc.	200	9,142
Everest Re Group Ltd.	89,998	33,198,462
Fairfax Financial Holdings Ltd.	2,875	3,061,214
Fairfax Financial Holdings Ltd. (sub. vtg.)	5,354	5,714,734
Fidelity National Financial, Inc.	75,400	3,813,732
First American Financial Corp.	26,500	1,547,865
Globe Life, Inc.	590,093	74,900,504
Hartford Financial Services Group, Inc.	1,239,485	118,792,242
Kinsale Capital Group, Inc.	1,000	516,180
Lincoln National Corp.	205,300	5,653,962
Loews Corp.	317,480	23,852,272
Markel Group, Inc. (a)	3,460	5,163,981
Marsh & McLennan Companies, Inc.	376,242	76,102,469
MBIA, Inc.	3,201	20,903
Mercury General Corp.	1,354	65,926
MetLife, Inc.	1,625,708	113,376,876
Old Republic International Corp.	81,200	2,351,552
Primerica, Inc.	8,200	2,011,132
Principal Financial Group, Inc.	73,600	5,951,296
Progressive Corp.	1,439,871	272,941,947
Prudential Financial, Inc.	207,529	22,618,586
Prudential PLC	86,325	850,547
Reinsurance Group of America, Inc.	18,022	3,187,191
RenaissanceRe Holdings Ltd.	129,505	29,115,314
Ryan Specialty Group Holdings, Inc.	4,500	235,710
The Travelers Companies, Inc.	352,992	77,997,112
Universal Insurance Holdings, Inc.	200	4,038
Unum Group	570,192	28,195,994
W.R. Berkley Corp.	182,180	15,230,248
Willis Towers Watson PLC	17,200	4,688,892
		1,394,829,126
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc.	280,900	5,362,381
BrightSpire Capital, Inc.	2,000	13,820
Cherry Hill Mortgage Investment Corp.	1,200	4,248
Chimera Investment Corp.	41,900	182,684
Franklin BSP Realty Trust, Inc.	3,101	40,034
Granite Point Mortgage Trust, Inc.	19,300	91,482
Great Ajax Corp.	2,734	11,073
Invesco Mortgage Capital, Inc.	1,203	10,863
KKR Real Estate Finance Trust, Inc.	9,200	89,700
Ladder Capital Corp. Class A	26,219	283,427
New York Mortgage Trust, Inc.	100	721
Nexpoint Real Estate Finance, Inc.	100	1,404
PennyMac Mortgage Investment Trust	11,100	156,843
Rithm Capital Corp.	47,800	518,152
Two Harbors Investment Corp.	437	5,537
		6,772,369
TOTAL FINANCIALS		7,805,983,788
HEALTH CARE - 11.0%
Biotechnology - 2.3%
AbbVie, Inc.	3,065,321	539,649,762
ACADIA Pharmaceuticals, Inc. (a)	47,900	1,113,196
Agenus, Inc. (a)	156,000	104,520
Akero Therapeutics, Inc. (a)	5,800	156,542
Alector, Inc. (a)	2,600	18,122
Allakos, Inc. (a)	4,400	6,512
Allovir, Inc. (a)	12,714	9,365
Alnylam Pharmaceuticals, Inc. (a)	12,528	1,892,856
Amgen, Inc.	656,380	179,736,535
Argenx SE ADR (a)	11,500	4,370,115
Ascendis Pharma A/S sponsored ADR (a)	26,000	3,841,760
Avid Bioservices, Inc. (a)	4,400	33,792
Biogen, Inc. (a)	280,821	60,935,349
BioMarin Pharmaceutical, Inc. (a)	323,310	27,895,187
bluebird bio, Inc. (a)	28,500	39,615
Blueprint Medicines Corp. (a)	39,800	3,722,096
CareDx, Inc. (a)	3,500	37,240
Cargo Therapeutics, Inc.	72,000	1,740,960
Celldex Therapeutics, Inc. (a)	3,600	173,016
Chimerix, Inc. (a)	2,680	3,082
Cytokinetics, Inc. (a)(c)	69,000	4,984,560
Deciphera Pharmaceuticals, Inc. (a)	100	1,669
Eagle Pharmaceuticals, Inc. (a)	500	2,930
Emergent BioSolutions, Inc. (a)(c)	700	2,261
Enanta Pharmaceuticals, Inc. (a)	21,000	301,770
Exelixis, Inc. (a)	22,600	494,940
Fate Therapeutics, Inc. (a)	13,400	95,006
FibroGen, Inc. (a)	6,200	10,602
Foghorn Therapeutics, Inc. (a)	265	2,048
G1 Therapeutics, Inc. (a)	700	2,324
Gilead Sciences, Inc.	1,171,968	84,498,893
Ideaya Biosciences, Inc. (a)	1,900	84,930
IGM Biosciences, Inc. (a)	400	5,052
Immunocore Holdings PLC ADR (a)	8,992	604,442
Incyte Corp. (a)	168,403	9,827,999
Ironwood Pharmaceuticals, Inc. Class A (a)	8,600	81,098
iTeos Therapeutics, Inc. (a)	1,229	13,163
Karyopharm Therapeutics, Inc. (a)(c)	8,300	9,628
Keros Therapeutics, Inc. (a)	25,000	1,687,500
Kezar Life Sciences, Inc. (a)	1,600	1,680
Kodiak Sciences, Inc. (a)	19,800	118,998
Legend Biotech Corp. ADR (a)(c)	96,000	6,255,360
Mersana Therapeutics, Inc. (a)	16,132	87,758
MiMedx Group, Inc. (a)	300	2,448
Moderna, Inc. (a)	86,097	7,941,587
Myriad Genetics, Inc. (a)	792	16,577
Neurocrine Biosciences, Inc. (a)	5,900	769,360
Nuvalent, Inc. Class A (a)	2,100	176,652
Organogenesis Holdings, Inc. Class A (a)	479	1,710
PMV Pharmaceuticals, Inc. (a)	1,400	2,590
Protagonist Therapeutics, Inc. (a)	2,000	60,760
PTC Therapeutics, Inc. (a)	8,200	231,158
RAPT Therapeutics, Inc. (a)	4,900	41,993
Regeneron Pharmaceuticals, Inc. (a)	214,423	207,151,916
REGENXBIO, Inc. (a)	300	5,232
Repligen Corp. (a)(c)	20,343	3,946,339
Replimune Group, Inc. (a)	10,900	93,522
Revolution Medicines, Inc. (a)	136	4,009
Sage Therapeutics, Inc. (a)	100	2,148
Sangamo Therapeutics, Inc. (a)	26,600	30,856
Sarepta Therapeutics, Inc. (a)	252,203	32,256,764
Seres Therapeutics, Inc. (a)	12,500	14,250
Stoke Therapeutics, Inc. (a)	4,400	34,056
TG Therapeutics, Inc. (a)	4,500	77,490
Travere Therapeutics, Inc. (a)	15,200	114,912
United Therapeutics Corp. (a)	700	157,948
Vanda Pharmaceuticals, Inc. (a)	10,676	47,722
Vaxcyte, Inc. (a)	64,000	4,724,480
Vertex Pharmaceuticals, Inc. (a)	446,569	187,889,441
Vir Biotechnology, Inc. (a)	35,200	395,648
Viridian Therapeutics, Inc. (a)	65,000	1,216,150
Xenon Pharmaceuticals, Inc. (a)	56,000	2,643,200
		1,384,705,151
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	1,146,771	136,052,911
Align Technology, Inc. (a)	29,184	8,825,825
Angiodynamics, Inc. (a)	16,498	90,574
Atricure, Inc. (a)	18,782	656,807
Avanos Medical, Inc. (a)	300	5,571
Baxter International, Inc.	424,443	17,368,208
Becton, Dickinson & Co.	275,835	64,972,934
Boston Scientific Corp. (a)	3,205,578	212,241,319
Cerus Corp. (a)	8,706	18,979
Dentsply Sirona, Inc.	5,200	169,936
DexCom, Inc. (a)	286,063	32,917,269
Edwards Lifesciences Corp. (a)	576,407	48,919,662
Embecta Corp.	48,362	690,609
GE Healthcare Holding LLC	95,917	8,755,304
Glaukos Corp. (a)	48,500	4,296,615
Hologic, Inc. (a)	626,432	46,230,682
IDEXX Laboratories, Inc. (a)	52,473	30,184,044
InMode Ltd. (a)	156,872	3,451,184
Inspire Medical Systems, Inc. (a)	32,000	5,729,280
Insulet Corp. (a)	56,255	9,225,820
Integra LifeSciences Holdings Corp. (a)	19,000	701,290
Intuitive Surgical, Inc. (a)	314,393	121,229,941
Lantheus Holdings, Inc. (a)	100	6,538
Masimo Corp. (a)	44,500	5,720,030
Medtronic PLC	651,841	54,337,466
Neogen Corp. (a)(c)	4,195	72,112
Nevro Corp. (a)	46,600	678,496
Omnicell, Inc. (a)	400	10,496
Penumbra, Inc. (a)	75,580	17,755,254
QuidelOrtho Corp. (a)	900	41,040
ResMed, Inc.	17,835	3,098,296
Semler Scientific, Inc. (a)	2,600	122,642
Sensus Healthcare, Inc. (a)	767	3,145
Silk Road Medical, Inc. (a)	9,300	167,307
Stryker Corp.	796,831	278,149,797
Teleflex, Inc.	53,507	11,920,825
The Cooper Companies, Inc.	1,800	168,480
Utah Medical Products, Inc.	100	7,018
Zimmer Biomet Holdings, Inc.	381,678	47,465,476
Zimvie, Inc. (a)	17,100	289,845
		1,172,749,027
Health Care Providers & Services - 2.7%
Acadia Healthcare Co., Inc. (a)	30,000	2,503,500
agilon health, Inc. (a)(c)	575,000	3,524,750
Brookdale Senior Living, Inc. (a)	14,200	81,224
Cardinal Health, Inc.	503,753	56,410,261
Cencora, Inc.	328,947	77,499,913
Centene Corp. (a)	718,973	56,389,052
Chemed Corp.	191	119,591
Cigna Group	587,308	197,417,711
CVS Health Corp.	1,334,726	99,263,573
DaVita, Inc. (a)	183,872	23,346,228
Elevance Health, Inc.	276,603	138,647,254
Encompass Health Corp.	2,410	179,304
HCA Holdings, Inc.	516,017	160,842,499
Henry Schein, Inc. (a)	140,253	10,725,147
Hims & Hers Health, Inc. (a)	8,600	112,144
Humana, Inc.	222,484	77,940,595
Laboratory Corp. of America Holdings	88,668	19,137,214
LifeStance Health Group, Inc. (a)(c)	450,000	3,757,500
McKesson Corp.	199,763	104,158,426
Modivcare, Inc. (a)	5,500	154,220
Molina Healthcare, Inc. (a)	71,246	28,064,512
Owens & Minor, Inc. (a)	25,400	617,982
Patterson Companies, Inc.	62,800	1,701,252
Pediatrix Medical Group, Inc. (a)	42,701	390,714
Privia Health Group, Inc. (a)(c)	190,000	4,240,800
Quest Diagnostics, Inc.	124,144	15,504,344
Select Medical Holdings Corp.	500	13,615
Surgery Partners, Inc. (a)(c)	176,000	5,461,280
Tenet Healthcare Corp. (a)	218,400	20,311,200
The Joint Corp. (a)	596	5,877
UnitedHealth Group, Inc.	1,034,870	510,811,832
Universal Health Services, Inc. Class B	88,400	14,768,104
		1,634,101,618
Health Care Technology - 0.0%
Evolent Health, Inc. Class A (a)	95,000	3,221,450
Health Catalyst, Inc. (a)	498	4,143
OptimizeRx Corp. (a)	6,882	108,942
Phreesia, Inc. (a)	100,000	2,475,000
Teladoc Health, Inc. (a)	8,900	134,212
TruBridge, Inc. (a)	200	1,772
Veradigm, Inc. (a)	18,700	112,013
		6,057,532
Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. (a)	115,000	5,363,600
Agilent Technologies, Inc.	148,324	20,373,785
Bio-Rad Laboratories, Inc. Class A (a)	200	65,176
Bio-Techne Corp.	158,400	11,653,488
Bruker Corp.	33,500	2,899,090
Codexis, Inc. (a)	7,639	35,521
Danaher Corp.	1,147,080	290,371,831
Fortrea Holdings, Inc.	1,300	48,802
ICON PLC (a)	41,043	13,159,207
Illumina, Inc. (a)	181,062	25,317,899
Inotiv, Inc. (a)(c)	4,000	29,800
IQVIA Holdings, Inc. (a)	38,128	9,423,716
Maravai LifeSciences Holdings, Inc. (a)	20,100	155,373
Medpace Holdings, Inc. (a)	10,600	4,213,712
Mettler-Toledo International, Inc. (a)	10,588	13,205,565
OmniAb, Inc. (a)	24,500	143,080
Quanterix Corp. (a)	2,300	55,108
Revvity, Inc.	9,700	1,063,023
Seer, Inc. (a)	200	364
Thermo Fisher Scientific, Inc.	393,184	224,185,653
West Pharmaceutical Services, Inc.	21,593	7,738,067
		629,501,860
Pharmaceuticals - 3.1%
Amylyx Pharmaceuticals, Inc. (a)	9,700	182,845
AstraZeneca PLC:
(United Kingdom)	45,000	5,672,408
sponsored ADR (c)	557,493	35,768,751
Bristol-Myers Squibb Co.	3,769,878	191,321,309
Cara Therapeutics, Inc. (a)	6,797	5,779
Catalent, Inc. (a)	224,475	12,871,397
Corcept Therapeutics, Inc. (a)(c)	29,200	686,200
CorMedix, Inc. (a)(c)	3,878	13,728
Edgewise Therapeutics, Inc. (a)	1,037	16,934
Elanco Animal Health, Inc. (a)	2,147,697	34,126,905
Eli Lilly & Co.	729,819	550,049,984
Fulcrum Therapeutics, Inc. (a)(c)	15,689	160,185
GSK PLC sponsored ADR	171,037	7,166,450
Innoviva, Inc. (a)	500	7,640
Jazz Pharmaceuticals PLC (a)	149,000	17,716,100
Johnson & Johnson	2,148,638	346,747,200
Merck & Co., Inc.	2,827,498	359,516,371
Nektar Therapeutics (a)	16,400	11,644
Novartis AG sponsored ADR	254,651	25,712,111
Novo Nordisk A/S Series B sponsored ADR	469,291	56,206,983
Nuvation Bio, Inc. (a)	600	1,122
Organon & Co.	176,000	3,064,160
Paratek Pharmaceuticals, Inc. rights (a)(d)	2,400	0
Pfizer, Inc.	2,252,339	59,822,124
Roche Holding AG sponsored ADR (c)	404,812	13,249,497
Royalty Pharma PLC	105,000	3,185,700
Ventyx Biosciences, Inc. (a)	18,800	133,104
Viatris, Inc. (c)	3,515,935	43,492,116
Zoetis, Inc. Class A	461,081	91,446,195
		1,858,354,942
TOTAL HEALTH CARE		6,685,470,130
INDUSTRIALS - 7.4%
Aerospace & Defense - 1.5%
Astronics Corp. (a)	226	4,332
Curtiss-Wright Corp.	400	94,508
General Dynamics Corp.	186,341	50,917,678
HEICO Corp. Class A	134,246	20,887,335
Hexcel Corp.	3,600	268,056
Howmet Aerospace, Inc.	1,293,546	86,085,486
Huntington Ingalls Industries, Inc.	87,953	25,648,854
L3Harris Technologies, Inc.	199,181	42,158,650
Lockheed Martin Corp.	267,223	114,435,578
Moog, Inc. Class A	27,900	4,183,605
Northrop Grumman Corp.	321,544	148,238,215
Park Aerospace Corp.	200	3,044
RTX Corp.	836,007	74,964,748
Textron, Inc.	349,784	31,155,261
The Boeing Co. (a)	1,020,976	207,993,231
TransDigm Group, Inc.	102,332	120,520,490
Triumph Group, Inc. (a)	26,403	367,002
Woodward, Inc.	4,200	594,258
		928,520,331
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	18,815	227,097
C.H. Robinson Worldwide, Inc.	733,854	54,363,904
Expeditors International of Washington, Inc.	237,756	28,435,618
FedEx Corp.	375,837	93,572,138
United Parcel Service, Inc. Class B	656,209	97,289,546
		273,888,303
Building Products - 0.6%
A.O. Smith Corp.	260,923	21,630,517
Advanced Drain Systems, Inc.	15,100	2,464,924
Allegion PLC	121,711	15,563,186
Apogee Enterprises, Inc.	100	5,721
Builders FirstSource, Inc. (a)	126,584	24,706,665
Carlisle Companies, Inc.	35,693	12,492,550
Carrier Global Corp.	738,257	41,032,324
Fortune Brands Innovations, Inc.	133,869	10,888,904
Griffon Corp.	10,700	763,980
Jeld-Wen Holding, Inc. (a)	500	9,100
Johnson Controls International PLC	583,851	34,604,849
Masco Corp.	227,242	17,443,096
MasterBrand, Inc. (a)	69,800	1,208,238
Owens Corning	159,505	23,890,659
PGT Innovations, Inc. (a)	2,100	87,717
The AZEK Co., Inc. (a)	4,000	192,440
Trane Technologies PLC	537,505	151,560,285
Trex Co., Inc. (a)	3,000	275,280
UFP Industries, Inc.	14,200	1,627,746
		360,448,181
Commercial Services & Supplies - 0.3%
ABM Industries, Inc.	400	16,524
Brady Corp. Class A	13,500	786,780
Cintas Corp.	41,994	26,397,848
Clean Harbors, Inc. (a)	33,605	6,119,471
Copart, Inc.	1,454,011	77,280,685
Deluxe Corp.	215,300	4,178,973
Driven Brands Holdings, Inc. (a)	6,000	82,740
Ennis, Inc.	502	10,201
Enviri Corp. (a)	51,100	401,646
Healthcare Services Group, Inc. (a)	1,800	22,968
Millerknoll, Inc.	9,900	302,445
MSA Safety, Inc.	100	18,415
OpenLane, Inc. (a)	100	1,527
Republic Services, Inc.	167,264	30,709,670
Rollins, Inc.	10,996	484,594
Steelcase, Inc. Class A	2,200	30,228
Veralto Corp.	92,286	7,975,356
Vestis Corp.	4,700	88,172
Waste Connections, Inc. (United States)	245,706	40,895,307
Waste Management, Inc.	27,100	5,573,115
		201,376,665
Construction & Engineering - 0.0%
AECOM	3,600	319,788
Argan, Inc.	1,200	56,232
EMCOR Group, Inc.	100	31,352
Fluor Corp. (a)	50,300	1,851,040
MDU Resources Group, Inc.	10,800	234,144
MYR Group, Inc. (a)	694	112,747
Northwest Pipe Co. (a)	217	6,473
Quanta Services, Inc.	22,900	5,530,579
Valmont Industries, Inc.	4,500	953,685
Willscot Mobile Mini Holdings (a)	74,938	3,578,290
		12,674,330
Electrical Equipment - 0.5%
Acuity Brands, Inc.	63,200	15,878,368
American Superconductor Corp. (a)(c)	6,500	87,425
AMETEK, Inc.	490,809	88,433,966
Atkore, Inc.	1,400	237,160
Babcock & Wilcox Enterprises, Inc. (a)	53,327	68,259
Eaton Corp. PLC	430,974	124,551,486
Emerson Electric Co.	144,595	15,449,976
Encore Wire Corp.	8,500	2,048,500
Generac Holdings, Inc. (a)	600	67,506
Nextracker, Inc. Class A	100,907	5,675,010
Regal Rexnord Corp.	11,100	1,903,539
Rockwell Automation, Inc.	96,129	27,404,455
Vicor Corp. (a)	5,165	192,345
		281,997,995
Ground Transportation - 1.3%
Canadian National Railway Co. (c)	198,800	25,782,372
Canadian Pacific Kansas City Ltd.	125,157	10,639,597
Covenant Transport Group, Inc. Class A	212	10,320
CSX Corp.	3,293,509	124,955,731
J.B. Hunt Transport Services, Inc.	53,645	11,067,500
Landstar System, Inc.	100	19,020
Marten Transport Ltd.	3,668	69,142
Norfolk Southern Corp.	280,877	71,168,614
Old Dominion Freight Lines, Inc.	144,598	63,981,723
RXO, Inc. (a)	9,985	214,877
Saia, Inc. (a)	36,518	21,012,457
Schneider National, Inc. Class B	100	2,355
TuSimple Holdings, Inc. (a)	1,151	576
U-Haul Holding Co. (a)(c)	5,500	354,090
U-Haul Holding Co. (non-vtg.)	51,900	3,299,283
Uber Technologies, Inc. (a)	2,768,206	220,072,377
Union Pacific Corp.	830,088	210,585,025
		763,235,059
Industrial Conglomerates - 0.8%
3M Co.	276,743	25,493,565
General Electric Co.	1,088,495	170,773,981
Honeywell International, Inc.	1,425,625	283,314,456
		479,582,002
Machinery - 1.5%
AGCO Corp.	213,098	23,376,851
Albany International Corp. Class A	396	37,173
Allison Transmission Holdings, Inc.	222,500	16,760,925
Barnes Group, Inc.	398	13,906
Blue Bird Corp. (a)	3,300	111,672
Caterpillar, Inc.	300,318	100,294,199
CNH Industrial NV	737,300	8,810,735
Commercial Vehicle Group, Inc. (a)	3,382	22,118
Cummins, Inc.	296,404	79,617,078
Deere & Co.	427,064	155,899,713
Donaldson Co., Inc.	9	645
Dover Corp.	170,159	28,140,895
Energy Recovery, Inc. (a)	100	1,563
Enerpac Tool Group Corp. Class A	14,900	502,279
ESAB Corp.	57,600	5,709,312
Flowserve Corp.	200	8,464
Fortive Corp.	332,874	28,337,564
Franklin Electric Co., Inc.	200	20,792
Hyliion Holdings Corp. Class A (a)	9,220	16,780
IDEX Corp.	86,400	20,381,760
Illinois Tool Works, Inc.	117,780	30,876,027
Ingersoll Rand, Inc.	1,772,482	161,880,781
Manitowoc Co., Inc. (a)	1,307	18,220
Middleby Corp. (a)	36,665	5,578,946
Oshkosh Corp.	103,800	11,507,268
Otis Worldwide Corp.	363,070	34,600,571
PACCAR, Inc.	290,033	32,161,759
Parker Hannifin Corp.	175,961	94,218,317
Pentair PLC	73,100	5,686,449
Proto Labs, Inc. (a)	2,730	99,454
REV Group, Inc.	1,078	22,250
Shyft Group, Inc. (The)	39,878	411,142
Snap-On, Inc.	55,760	15,370,802
Stanley Black & Decker, Inc.	463,033	41,344,217
Tennant Co.	1,400	158,466
The Greenbrier Companies, Inc. (c)	3,008	155,664
Timken Co.	159,967	13,435,628
Titan International, Inc. (a)	4,000	51,040
Wabash National Corp.	57,500	1,568,600
Westinghouse Air Brake Tech Co.	9,100	1,285,739
		918,495,764
Marine Transportation - 0.0%
Kirby Corp. (a)	4,600	403,512
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	164,700	6,158,133
American Airlines Group, Inc. (a)	438,393	6,874,002
Delta Air Lines, Inc.	966,796	40,866,467
Southwest Airlines Co.	366,358	12,555,089
United Airlines Holdings, Inc. (a)	732,547	33,323,563
		99,777,254
Professional Services - 0.2%
Automatic Data Processing, Inc.	105,813	26,572,819
Broadridge Financial Solutions, Inc.	137,532	27,998,765
CACI International, Inc. Class A (a)	5,237	1,963,089
Conduent, Inc. (a)	21,000	72,240
CSG Systems International, Inc.	144,500	7,883,920
Dayforce, Inc. (a)	168,078	11,725,121
Dun & Bradstreet Holdings, Inc.	298,016	3,141,089
Equifax, Inc.	44,388	12,144,113
ExlService Holdings, Inc. (a)	3,200	99,584
Franklin Covey Co. (a)	99	3,780
Jacobs Solutions, Inc.	35,691	5,234,085
KBR, Inc.	24,100	1,446,723
LegalZoom.com, Inc. (a)	62,100	770,040
Leidos Holdings, Inc.	65,536	8,379,433
Manpower, Inc.	83,100	5,996,496
Maximus, Inc.	1,300	108,758
Parsons Corp. (a)	41,168	3,318,552
Paychex, Inc.	60,625	7,433,838
Paycom Software, Inc.	44,723	8,157,028
Robert Half, Inc.	27,600	2,219,040
Science Applications International Corp.	12,000	1,679,520
TransUnion	104,600	8,120,098
TrueBlue, Inc. (a)	13,369	157,086
Ttec Holdings, Inc.	9,600	167,520
Verisk Analytics, Inc.	5,665	1,370,364
		146,163,101
Trading Companies & Distributors - 0.1%
AerCap Holdings NV (a)	65,394	5,047,109
Air Lease Corp. Class A	1,100	44,110
Fastenal Co.	400	29,204
Ferguson PLC	53,000	11,206,850
GMS, Inc. (a)	200	17,862
Hudson Technologies, Inc. (a)	3,000	43,950
Rush Enterprises, Inc. Class A	2,207	107,481
SiteOne Landscape Supply, Inc. (a)	18,800	3,167,424
United Rentals, Inc.	44,171	30,622,429
W.W. Grainger, Inc.	4,532	4,411,721
Watsco, Inc. (c)	800	315,296
WESCO International, Inc.	1,700	254,133
		55,267,569
TOTAL INDUSTRIALS		4,521,830,066
INFORMATION TECHNOLOGY - 22.7%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	119,925	33,283,985
Cisco Systems, Inc.	3,459,172	167,320,150
CommScope Holding Co., Inc. (a)	36,800	42,872
Extreme Networks, Inc. (a)	9,300	117,552
F5, Inc. (a)	10,485	1,963,002
Infinera Corp. (a)(c)	23,000	115,460
KVH Industries, Inc. (a)	300	1,425
Motorola Solutions, Inc.	201,847	66,688,230
NETGEAR, Inc. (a)	2,429	36,411
NetScout Systems, Inc. (a)	29,600	640,840
		270,209,927
Electronic Equipment, Instruments & Components - 0.4%
Aeva Technologies, Inc. (a)	1,391	1,405
Amphenol Corp. Class A	749,384	81,862,708
Arrow Electronics, Inc. (a)	124,100	14,581,750
Avnet, Inc.	128,500	5,986,815
Badger Meter, Inc.	1,000	158,690
Belden, Inc.	500	42,590
CDW Corp.	16,119	3,968,659
Corning, Inc.	233,300	7,521,592
Daktronics, Inc. (a)	4,851	42,107
FARO Technologies, Inc. (a)	3,900	87,321
Flex Ltd. (a)	380,100	10,699,815
Identiv, Inc. (a)	117	1,006
IPG Photonics Corp. (a)	900	77,715
Itron, Inc. (a)	1,300	120,484
Jabil, Inc.	111,052	16,001,483
Kimball Electronics, Inc. (a)	1,000	22,510
Methode Electronics, Inc. Class A	5,100	108,630
Ouster, Inc. (a)	533	2,894
Plexus Corp. (a)	1,500	141,600
Sanmina Corp. (a)	32,301	2,041,423
TD SYNNEX Corp.	88,455	9,190,475
TE Connectivity Ltd.	336,035	48,241,185
Teledyne Technologies, Inc. (a)	70,191	29,990,509
Trimble, Inc. (a)	1,900	116,261
TTM Technologies, Inc. (a)	24,700	366,795
Vishay Intertechnology, Inc. (c)	289,400	6,294,450
Vishay Precision Group, Inc. (a)	500	17,275
Zebra Technologies Corp. Class A (a)	50,210	14,032,691
		251,720,838
IT Services - 0.8%
Accenture PLC Class A	373,239	139,882,512
Akamai Technologies, Inc. (a)	20,000	2,218,400
Amdocs Ltd.	108,900	9,931,680
Brightcove, Inc. (a)	9,302	20,604
Capgemini SA	33,800	8,221,643
Cognizant Technology Solutions Corp. Class A	946,105	74,761,217
DXC Technology Co. (a)	184,632	4,036,056
EPAM Systems, Inc. (a)	28,052	8,539,029
Gartner, Inc. (a)	29,221	13,604,129
Grid Dynamics Holdings, Inc. (a)	5,707	76,987
IBM Corp.	720,079	133,236,217
Infosys Ltd. sponsored ADR	80,600	1,608,776
Kyndryl Holdings, Inc. (a)	88,700	1,948,739
MongoDB, Inc. Class A (a)	22,700	10,160,066
Rackspace Technology, Inc. (a)	2,000	4,220
Shopify, Inc. Class A (a)	375,229	28,656,239
Snowflake, Inc. (a)	23,200	4,368,096
Twilio, Inc. Class A (a)	88,400	5,267,756
Unisys Corp. (a)	13,500	70,065
VeriSign, Inc. (a)	33,120	6,468,005
		453,080,436
Semiconductors & Semiconductor Equipment - 7.6%
Advanced Micro Devices, Inc. (a)	1,910,090	367,749,628
AEHR Test Systems (a)(c)	300	4,881
Amkor Technology, Inc.	1,664	51,617
Analog Devices, Inc.	28,227	5,414,503
Applied Materials, Inc.	456,938	92,127,840
ASML Holding NV:
(depository receipt)	99,964	95,133,740
(Netherlands)	12,100	11,482,923
Axcelis Technologies, Inc. (a)	400	45,068
AXT, Inc. (a)	8,200	35,178
Broadcom, Inc.	349,910	455,054,456
Cohu, Inc. (a)	678	21,784
Enphase Energy, Inc. (a)	33,866	4,301,321
Entegris, Inc. (c)	325,236	43,698,709
Everspin Technologies, Inc. (a)	7,200	58,320
First Solar, Inc. (a)	45,084	6,937,977
Intel Corp.	370,100	15,932,805
KLA Corp.	154,265	105,255,010
Kopin Corp. (a)	6,842	17,926
Kulicke & Soffa Industries, Inc.	1,400	66,668
Lam Research Corp.	165,258	155,053,319
Lattice Semiconductor Corp. (a)	160,702	12,311,380
Marvell Technology, Inc.	299,835	21,486,176
MaxLinear, Inc. Class A (a)	61,800	1,201,392
Microchip Technology, Inc.	236,299	19,882,198
Micron Technology, Inc.	890,896	80,724,087
Monolithic Power Systems, Inc.	27,646	19,906,226
NVIDIA Corp.	2,764,166	2,186,787,006
NXP Semiconductors NV	1,077,132	268,992,174
ON Semiconductor Corp. (a)	301,400	23,786,488
PDF Solutions, Inc. (a)	2,900	98,571
Photronics, Inc. (a)	19,700	567,163
Qorvo, Inc. (a)	115,737	13,257,673
Qualcomm, Inc.	1,394,956	220,110,107
Renesas Electronics Corp.	299,400	4,947,012
Skyworks Solutions, Inc.	298,603	31,329,427
SolarEdge Technologies, Inc. (a)	81,200	5,454,204
Taiwan Semiconductor Manufacturing Co. Ltd.	632,000	13,831,818
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,046,814	134,693,557
Teradyne, Inc.	31,300	3,242,367
Texas Instruments, Inc.	1,262,463	211,247,934
Veeco Instruments, Inc. (a)	4,212	152,517
		4,632,453,150
Software - 9.1%
8x8, Inc. (a)	12,100	34,243
ACI Worldwide, Inc. (a)	400	13,164
Adobe, Inc. (a)	735,509	412,090,983
AppFolio, Inc. (a)	3,200	774,688
Appian Corp. Class A (a)	2,900	101,065
Arteris, Inc. (a)	600	4,218
Autodesk, Inc. (a)	550,680	142,169,056
BlackLine, Inc. (a)	300	17,019
Box, Inc. Class A (a)	11,200	288,848
Cadence Design Systems, Inc. (a)	87,938	26,766,568
CCC Intelligent Solutions Holdings, Inc. (a)(e)	35,655	417,520
Consensus Cloud Solutions, Inc. (a)	7,325	116,614
CoreCard Corp. (a)	106	1,353
Descartes Systems Group, Inc. (a)	144,712	12,542,189
Digital Turbine, Inc. (a)	91,100	288,787
DocuSign, Inc. (a)	118,258	6,299,604
Domo, Inc. Class B (a)	2,500	28,775
Dynatrace, Inc. (a)	2,100	104,055
Elastic NV (a)	35,400	4,736,874
Envestnet, Inc. (a)	100	5,153
Expensify, Inc. (a)	41,996	87,352
Fair Isaac Corp. (a)	11,079	14,069,333
Five9, Inc. (a)	57,500	3,507,500
Fortinet, Inc. (a)	1,054,431	72,871,726
Freshworks, Inc. (a)	100	2,044
Gen Digital, Inc. (c)	1,305,009	28,044,643
HashiCorp, Inc. (a)	1,100	28,677
HubSpot, Inc. (a)	46,374	28,696,695
Instructure Holdings, Inc. (a)	100	2,292
InterDigital, Inc. (c)	6,200	663,524
Intuit, Inc.	430,438	285,333,046
Microsoft Corp.	8,578,889	3,548,571,637
Model N, Inc. (a)	600	14,736
NCR Voyix Corp. (a)	219,500	3,206,895
Nutanix, Inc. Class A (a)	7,300	461,068
Oracle Corp.	1,471,808	164,371,517
Palantir Technologies, Inc. (a)	224,800	5,637,984
Palo Alto Networks, Inc. (a)	99,899	31,023,634
Pegasystems, Inc.	1,700	110,568
PTC, Inc. (a)	100	18,301
Q2 Holdings, Inc. (a)	4,700	217,281
Rapid7, Inc. (a)	600	35,148
Rimini Street, Inc. (a)	24,000	77,520
Roper Technologies, Inc.	128,086	69,772,287
Salesforce, Inc.	1,104,471	341,082,734
Samsara, Inc. (a)	228,495	7,894,502
SecureWorks Corp. (a)	831	5,485
ServiceNow, Inc. (a)	198,270	152,933,582
Synopsys, Inc. (a)	202,876	116,396,047
Tenable Holdings, Inc. (a)	61,000	2,937,760
Teradata Corp. (a)	55,000	2,069,100
Upland Software, Inc. (a)	23,000	67,390
Varonis Systems, Inc. (a)	5,300	269,240
Verint Systems, Inc. (a)	100	3,161
Weave Communications, Inc. (a)	3,300	41,349
Workday, Inc. Class A (a)	183,570	54,090,736
Xperi, Inc. (a)	8,500	93,160
Yext, Inc. (a)	100,800	596,736
Zoom Video Communications, Inc. Class A (a)	6,300	445,599
Zscaler, Inc. (a)	46,426	11,233,699
Zuora, Inc. (a)	1,940	15,675
		5,553,802,139
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	13,040,885	2,357,139,964
Corsair Gaming, Inc. (a)	500	6,475
CPI Card Group (a)	100	1,890
Dell Technologies, Inc.	431,100	40,807,926
Hewlett Packard Enterprise Co.	1,587,470	24,177,168
HP, Inc.	1,213,403	34,375,707
NetApp, Inc.	93,700	8,350,544
Pure Storage, Inc. Class A (a)	586,684	30,888,913
Samsung Electronics Co. Ltd. (a)	115,690	6,358,807
Seagate Technology Holdings PLC	825,506	76,813,333
Western Digital Corp. (a)	408,473	24,291,889
Xerox Holdings Corp.	386,650	7,211,023
		2,610,423,639
TOTAL INFORMATION TECHNOLOGY		13,771,690,129
MATERIALS - 1.8%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	26,543	6,212,124
Alto Ingredients, Inc. (a)	45,400	99,880
American Vanguard Corp.	17,800	190,816
Axalta Coating Systems Ltd. (a)	182,012	5,957,253
Cabot Corp.	16,508	1,402,355
Celanese Corp. Class A	89,605	13,617,272
CF Industries Holdings, Inc.	280,239	22,620,892
Chemtrade Logistics Income Fund	16,773	99,861
Corteva, Inc.	96,688	5,174,742
Dow, Inc.	857,493	47,916,709
DuPont de Nemours, Inc.	21,408	1,481,220
Eastman Chemical Co.	147,478	12,939,720
Ecolab, Inc.	34,062	7,658,500
Element Solutions, Inc.	30,700	721,450
FMC Corp.	116,947	6,594,641
Huntsman Corp.	214,800	5,498,880
Ingevity Corp. (a)	112,800	5,152,704
Intrepid Potash, Inc. (a)(c)	18,300	385,764
Koppers Holdings, Inc.	10,300	583,186
Linde PLC	736,953	330,759,245
LSB Industries, Inc. (a)	39,100	287,776
LyondellBasell Industries NV Class A	327,350	32,826,658
Mativ, Inc. (c)	5,924	102,900
Nutrien Ltd. (c)	102,837	5,372,205
Olin Corp.	55,666	2,994,831
PPG Industries, Inc.	207,731	29,414,710
Rayonier Advanced Materials, Inc. (a)	1,600	5,424
RPM International, Inc. (c)	83,514	9,633,340
Sherwin-Williams Co.	332,623	110,440,815
The Chemours Co. LLC	277,377	5,456,006
The Mosaic Co.	479,482	14,940,659
Tronox Holdings PLC (c)	117,300	1,724,310
Valhi, Inc.	200	2,726
Westlake Corp.	7,386	1,024,512
		689,294,086
Construction Materials - 0.1%
Eagle Materials, Inc.	9,100	2,307,305
Martin Marietta Materials, Inc.	27,487	15,879,515
Summit Materials, Inc. (a)	600	25,626
Vulcan Materials Co.	105,585	28,069,772
		46,282,218
Containers & Packaging - 0.3%
Aptargroup, Inc.	7,188	1,009,626
Avery Dennison Corp.	67,817	14,684,415
Ball Corp.	374,117	23,950,970
Berry Global Group, Inc.	262,100	15,256,841
Crown Holdings, Inc.	96,799	7,416,739
Graphic Packaging Holding Co.	564,777	14,655,963
Greif, Inc. Class A	14,954	963,935
International Paper Co.	211,100	7,464,496
Myers Industries, Inc.	1,900	36,537
O-I Glass, Inc. (a)	248,800	4,209,696
Packaging Corp. of America	191,566	34,709,844
Ranpak Holdings Corp. (A Shares) (a)	20,800	98,800
Sealed Air Corp.	9,000	313,830
Silgan Holdings, Inc.	73,968	3,247,935
Sonoco Products Co.	24,000	1,360,320
WestRock Co.	366,683	16,607,073
		145,987,020
Metals & Mining - 0.3%
Agnico Eagle Mines Ltd. (United States)	169,776	8,159,435
Alcoa Corp.	11,300	307,473
Cleveland-Cliffs, Inc. (a)	131,900	2,743,520
Commercial Metals Co.	13,500	729,000
First Quantum Minerals Ltd.	107,794	1,020,634
Franco-Nevada Corp.	7,112	744,608
Franco-Nevada Corp. (c)	66,400	6,962,704
Freeport-McMoRan, Inc.	931,220	35,209,428
Gold Resource Corp. (a)	3,431	857
Ivanhoe Mines Ltd. (a)	98,052	1,042,545
Metallus, Inc. (a)	398	8,657
Newmont Corp.	11,923	372,594
Nucor Corp.	214,277	41,205,467
Reliance, Inc.	69,400	22,292,668
Southern Copper Corp.	5,300	428,558
Steel Dynamics, Inc.	352,041	47,110,127
SunCoke Energy, Inc.	5,150	55,157
Teck Resources Ltd. Class B	17,204	660,978
United States Steel Corp. (c)	62,800	2,972,952
		172,027,362
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	2,443	95,985
Glatfelter Corp. (a)	7,400	16,502
Louisiana-Pacific Corp.	5,955	440,491
Sylvamo Corp.	28,090	1,696,917
West Fraser Timber Co. Ltd. (c)	216,679	17,442,660
		19,692,555
TOTAL MATERIALS		1,073,283,241
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Agree Realty Corp.	700	38,465
Alexander & Baldwin, Inc.	400	6,504
Alexandria Real Estate Equities, Inc.	1,800	224,514
American Assets Trust, Inc.	71	1,531
American Homes 4 Rent Class A	425,075	15,732,026
American Tower Corp.	426,155	84,745,183
Americold Realty Trust	32,122	812,687
Apartment Income (REIT) Corp.	805	24,408
Apartment Investment & Management Co. Class A (a)	6,100	45,018
Apple Hospitality (REIT), Inc.	239,434	3,852,493
AvalonBay Communities, Inc.	106,090	18,781,113
Boston Properties, Inc.	6,200	401,264
Braemar Hotels & Resorts, Inc.	1,300	2,964
Brandywine Realty Trust (SBI)	770,100	3,311,430
Brixmor Property Group, Inc.	296,283	6,698,959
Camden Property Trust (SBI)	33,998	3,212,131
CareTrust (REIT), Inc.	16,300	367,728
City Office REIT, Inc.	3,200	14,656
Community Healthcare Trust, Inc.	400	10,856
COPT Defense Properties (SBI)	44,600	1,080,658
Cousins Properties, Inc.	18,200	415,142
Crown Castle, Inc.	45,600	5,013,264
CubeSmart	219,700	9,581,117
Digital Realty Trust, Inc.	394,537	57,921,977
EastGroup Properties, Inc.	10,816	1,900,263
Elme Communities (SBI)	5,500	70,840
EPR Properties	2,103	86,391
Equinix, Inc.	58,060	51,604,889
Equity Lifestyle Properties, Inc.	49,500	3,332,340
Equity Residential (SBI)	38,900	2,342,169
Essex Property Trust, Inc.	87,713	20,296,788
Extra Space Storage, Inc.	73,599	10,375,251
Federal Realty Investment Trust (SBI)	58,270	5,876,530
First Industrial Realty Trust, Inc.	25,400	1,346,200
Gladstone Land Corp.	300	3,903
Healthcare Trust of America, Inc.	17,400	239,772
Healthpeak Properties, Inc.	1,400,301	23,455,042
Host Hotels & Resorts, Inc.	532,100	11,035,754
Hudson Pacific Properties, Inc.	18,561	117,677
Industrial Logistics Properties Trust	24,977	95,662
InvenTrust Properties Corp.	300	7,575
Invitation Homes, Inc.	116,900	3,982,783
Iron Mountain, Inc.	20,298	1,596,235
JBG SMITH Properties	1,100	18,238
Kimco Realty Corp.	1,359,824	26,870,122
Kite Realty Group Trust	3,300	70,653
Lamar Advertising Co. Class A	62,598	6,920,209
LTC Properties, Inc.	302	9,501
LXP Industrial Trust (REIT)	6,500	56,290
Mid-America Apartment Communities, Inc.	103,844	13,051,114
NexPoint Residential Trust, Inc.	900	26,289
Office Properties Income Trust	12,800	34,176
Omega Healthcare Investors, Inc.	227,500	7,079,800
Orion Office (REIT), Inc.	12,300	43,173
Paramount Group, Inc.	556,700	2,466,181
Pebblebrook Hotel Trust	4,800	76,032
Phillips Edison & Co., Inc. (c)	24,400	871,568
Physicians Realty Trust	1,900	21,337
Piedmont Office Realty Trust, Inc. Class A	785,517	4,925,192
Plymouth Industrial REIT, Inc.	2,200	47,454
Prologis, Inc.	1,201,487	160,122,172
Public Storage	117,240	33,280,919
Rayonier, Inc.	133,593	4,599,607
Regency Centers Corp.	410,302	25,418,209
Retail Opportunity Investments Corp.	265	3,426
Rexford Industrial Realty, Inc.	471,057	23,967,380
Sabra Health Care REIT, Inc.	1,700	23,596
Safehold, Inc.	100	2,012
SBA Communications Corp. Class A	9,307	1,947,304
Service Properties Trust	340,500	2,315,400
Simon Property Group, Inc.	407,061	60,302,017
SITE Centers Corp.	1,453	19,732
Sun Communities, Inc.	84,386	11,287,471
UDR, Inc.	17,900	635,450
Uniti Group, Inc.	26,700	156,462
Ventas, Inc.	1,274,482	53,897,844
Veris Residential, Inc.	37,500	547,500
VICI Properties, Inc.	71,100	2,128,023
Vornado Realty Trust	30,000	789,000
Welltower, Inc.	493,437	45,475,154
Weyerhaeuser Co.	493,447	16,964,708
		856,532,867
Real Estate Management & Development - 0.1%
Anywhere Real Estate, Inc. (a)	47,400	297,198
CBRE Group, Inc. (a)	286,182	26,297,264
CoStar Group, Inc. (a)	588,945	51,255,883
Digitalbridge Group, Inc.	1,300	23,881
Douglas Elliman, Inc.	48,500	89,240
Forestar Group, Inc. (a)	1,000	33,720
Howard Hughes Holdings, Inc.	300	22,920
Jones Lang LaSalle, Inc. (a)	7,100	1,350,704
RE/MAX Holdings, Inc.	5,700	48,621
Seritage Growth Properties (a)	1,401	13,211
Star Holdings	100	1,235
		79,433,877
TOTAL REAL ESTATE		935,966,744
UTILITIES - 1.7%
Electric Utilities - 1.2%
Allete, Inc.	8,600	487,104
Alliant Energy Corp.	1,500	71,625
American Electric Power Co., Inc.	23,000	1,959,370
Avangrid, Inc.	200	6,226
Constellation Energy Corp.	241,864	40,741,991
Duke Energy Corp.	536,351	49,253,112
Edison International	473,640	32,216,993
Entergy Corp.	76,133	7,732,829
Evergy, Inc.	51,600	2,556,264
Eversource Energy	65,400	3,838,980
Exelon Corp.	282,227	10,115,016
FirstEnergy Corp.	892,385	32,670,215
MGE Energy, Inc.	1,700	107,423
NextEra Energy, Inc.	3,735,261	206,149,055
NRG Energy, Inc.	248,600	13,752,552
OGE Energy Corp.	56,347	1,854,380
PG&E Corp.	8,095,100	135,107,219
Pinnacle West Capital Corp.	52,834	3,610,147
PNM Resources, Inc.	13,700	500,187
PPL Corp.	3,386,962	89,314,188
Southern Co.	1,151,198	77,418,066
Xcel Energy, Inc.	103,254	5,440,453
		714,903,395
Gas Utilities - 0.0%
Atmos Energy Corp.	88,489	9,991,293
Chesapeake Utilities Corp.	95	9,693
National Fuel Gas Co.	16,200	789,588
New Jersey Resources Corp.	3,500	145,635
UGI Corp.	289,200	7,079,616
		18,015,825
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc. Class C	600	13,080
Energy Harbor Corp. (a)	13,600	1,142,400
Montauk Renewables, Inc. (a)	17,600	99,968
The AES Corp.	909,737	13,828,002
Vistra Corp.	439,800	23,986,692
		39,070,142
Multi-Utilities - 0.4%
Ameren Corp.	427,014	30,399,127
Avista Corp.	214	7,105
CenterPoint Energy, Inc.	804,334	22,119,185
CMS Energy Corp.	116,300	6,672,131
Consolidated Edison, Inc.	493,592	43,046,158
Dominion Energy, Inc.	2,061,427	98,598,053
DTE Energy Co.	198,813	21,541,389
NiSource, Inc.	284,800	7,421,888
Public Service Enterprise Group, Inc.	297,773	18,581,035
Sempra	323,900	22,867,340
WEC Energy Group, Inc.	19,560	1,535,264
		272,788,675
Water Utilities - 0.0%
American States Water Co.	3,000	214,230
TOTAL UTILITIES		1,044,992,267
TOTAL COMMON STOCKS (Cost $23,539,448,642)		50,839,265,316

U.S. Treasury Obligations - 0.0%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.23% to 5.29% 3/21/24 to 5/9/24 (g) (Cost $4,317,498)	4,360,000	4,316,392

Other - 0.0%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (h) (Cost $1,054)	13	1,157

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i)	38,664,773	38,672,506
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	184,058,852	184,077,258
Invesco Government & Agency Portfolio Institutional Class 5.24% (k)	609,405,451	609,405,451
TOTAL MONEY MARKET FUNDS (Cost $832,155,215)		832,155,215

Equity Funds - 15.1%
	Shares	Value ($)
Large Blend Funds - 7.8%
Fidelity SAI U.S. Large Cap Index Fund (h)	61,152,734	1,292,157,261
Fidelity SAI U.S. Low Volatility Index Fund (h)	78,295,385	1,543,984,999
iShares S&P 500 Index ETF (l)	3,309,779	1,689,476,691
PIMCO StocksPLUS Absolute Return Fund Institutional Class	17,959,966	213,005,199
SPDR S&P 500 ETF Trust (c)	28,400	14,429,472
TOTAL LARGE BLEND FUNDS		4,753,053,622
Large Growth Funds - 6.7%
Fidelity Blue Chip Growth Fund (h)	63,848	12,435,065
Fidelity Growth Company Fund (h)	92,678,365	3,325,299,745
Fidelity SAI U.S. Momentum Index Fund (h)	583,509	8,927,689
Fidelity SAI U.S. Quality Index Fund (h)	34,108,819	718,672,819
TOTAL LARGE GROWTH FUNDS		4,065,335,318
Mid-Cap Blend Funds - 0.6%
Fidelity Mid Cap Index Fund (h)	11,702,084	364,870,973
TOTAL EQUITY FUNDS (Cost $6,080,122,123)		9,183,259,913

Purchased Options - 0.0%
	Counterparty	Number of Contracts	Notional Amount($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	53	27,010,231	4,500	03/06/24	1,723
S&P 500 Index	Chicago Board Options Exchange	103	52,491,581	4,550	03/13/24	12,360
S&P 500 Index	Chicago Board Options Exchange	47	23,952,469	4,525	03/06/24	1,528
S&P 500 Index	Chicago Board Options Exchange	47	23,952,469	4,550	03/06/24	1,645
S&P 500 Index	Chicago Board Options Exchange	51	25,990,977	4,550	03/20/24	11,475
S&P 500 Index	Chicago Board Options Exchange	49	24,971,723	4,600	03/13/24	6,615
S&P 500 Index	Chicago Board Options Exchange	49	24,971,723	4,600	03/20/24	12,495
S&P 500 Index	Chicago Board Options Exchange	52	26,500,604	4,600	03/27/24	18,984

						66,825
TOTAL PURCHASED OPTIONS (Cost $129,183)						66,825

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $30,456,173,715)	60,859,064,818
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(111,797,103)
NET ASSETS - 100.0%	60,747,267,715

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	238	Mar 2024	60,734,625	3,939,485	3,939,485

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	53	27,010,231	4,890.00	03/06/24	(4,240)
S&P 500 Index	Chicago Board Options Exchange	55	28,029,485	4,910.00	03/13/24	(26,400)
S&P 500 Index	Chicago Board Options Exchange	47	23,952,469	4,925.00	03/06/24	(5,170)
S&P 500 Index	Chicago Board Options Exchange	47	23,952,469	4,975.00	03/06/24	(10,458)
S&P 500 Index	Chicago Board Options Exchange	51	25,990,977	4,950.00	03/20/24	(68,595)
S&P 500 Index	Chicago Board Options Exchange	48	24,462,096	4,965.00	03/13/24	(39,120)
S&P 500 Index	Chicago Board Options Exchange	49	24,971,723	5,015.00	03/13/24	(73,445)
S&P 500 Index	Chicago Board Options Exchange	49	24,971,723	5,000.00	03/20/24	(101,780)
S&P 500 Index	Chicago Board Options Exchange	52	26,500,604	4,990.00	03/27/24	(123,609)

TOTAL WRITTEN OPTIONS						(452,817)

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,720,956 or 0.0% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $417,520 or 0.0% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,106,014.
(h)	Affiliated Fund
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
(k)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $63,806,250.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CCC Intelligent Solutions Holdings, Inc.	2/02/21	356,550

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	29,498,005	115,597,327	106,422,826	1,336,025	-	-	38,672,506	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	216,568,408	1,557,724,471	1,590,215,621	869,591	-	-	184,077,258	0.6%
Total	246,066,413	1,673,321,798	1,696,638,447	2,205,616	-	-	222,749,764

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Blue Chip Growth Fund	154,959,946	102,461	156,998,394	102,461	36,264,869	(21,893,817)	12,435,065
Fidelity Growth Company Fund	2,611,090,799	109,260,414	80,000,000	109,260,414	43,071,109	641,877,423	3,325,299,745
Fidelity Mid Cap Index Fund	3,308,603	333,296,972	-	3,296,972	-	28,265,398	364,870,973
Fidelity SAI Inflation-Focused Fund	11,387,686	27	12,003,811	27	513,226	104,029	1,157
Fidelity SAI U.S. Large Cap Index Fund	220,500,205	3,967,022,215	2,989,459,793	18,870,841	16,506,116	77,588,518	1,292,157,261
Fidelity SAI U.S. Low Volatility Index Fund	246,929,048	1,307,998,921	143,044,749	18,764,929	2,449,754	129,652,025	1,543,984,999
Fidelity SAI U.S. Momentum Index Fund	6,439,336	1,208,283	-	1,208,283	-	1,280,070	8,927,689
Fidelity SAI U.S. Quality Index Fund	688,660,796	116,853,021	234,363,533	16,853,021	11,956,312	135,566,223	718,672,819
	3,943,276,419	5,835,742,314	3,615,870,280	168,356,948	110,761,386	992,439,869	7,266,349,708

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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